Share-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 31, 2017
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Shares reserved for grant (in shares)				2,500,000
Stock appreciation rights
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
SARs granted (in shares)	300,000	500,000	500,000
Vesting period	3 years
SARs granted appreciation cap percentage	200.00%
Forfeitures percentage	3.00%
Intrinsic value of SARS exercised	$ 6.5	$ 7.6	$ 2.8
Unrecognized compensation cost	$ 2.7
Weighted average award vesting period	23 months
Nonvested, balance (in shares)	1,800,000	1,800,000
Weighted-average grant date fair value (in usd per share)	$ 32.14	$ 28.62
Stock appreciation rights | Maximum
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Stock awards expiration	10 years
Restricted stock units
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Vesting period	21 months
Unrecognized compensation cost	$ 8.1
RSUs Granted (in shares)	200,000	300,000	200,000
Nonvested, balance (in shares)	600,000
Weighted-average grant date fair value (in usd per share)	$ 34.80
Vests Rateably over 3 Years | Stock appreciation rights
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Award vesting percentage	33.33%